Expected Future Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2015	¥ 31,224
2016	33,221
2017	34,303
2018	35,929
2019	39,183
2020 - 2024	216,059
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2015	11,374
2016	11,689
2017	12,393
2018	13,270
2019	13,761
2020 - 2024	¥ 76,629